Information on remuneration - Remuneration costs of individual members of the Board of Management (Detail) - Board of management [Member] - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Information on remuneration [Line Items]
Key management personnel compensation	€ 11,400,000	€ 9,700,000	€ 9,800,000
Base salary [Member]
Information on remuneration [Line Items]
Key management personnel compensation, short-term employee benefits	2,690,000	2,636,250	2,481,250
Key management personnel compensation other	179,428	154,256	127,863
Key management personnel compensation	11,364,217	9,719,143	9,848,153
Base salary [Member] | F.A. van Houten [Member]
Information on remuneration [Line Items]
Key management personnel compensation, short-term employee benefits	1,325,000	1,295,000	1,205,000
Key management personnel compensation other	62,176	52,713	39,042
Key management personnel compensation	6,153,067	5,260,111	5,391,265
Base salary [Member] | A. Bhattacharya [Member]
Information on remuneration [Line Items]
Key management personnel compensation, short-term employee benefits	785,000	770,000	718,750
Key management personnel compensation other	70,267	63,265	53,522
Key management personnel compensation	3,007,990	2,602,606	2,595,688
Base salary [Member] | M.J. van Ginneken [Member]
Information on remuneration [Line Items]
Key management personnel compensation, short-term employee benefits	580,000	571,250	557,500
Key management personnel compensation other	46,986	38,278	35,299
Key management personnel compensation	2,203,160	1,856,426	1,861,200
Annual incentive [Member]
Information on remuneration [Line Items]
Key management personnel compensation, short-term employee benefits	2,333,020	1,944,957	2,264,433
Annual incentive [Member] | F.A. van Houten [Member]
Information on remuneration [Line Items]
Key management personnel compensation, short-term employee benefits	1,298,500	1,091,800	1,264,286
Annual incentive [Member] | A. Bhattacharya [Member]
Information on remuneration [Line Items]
Key management personnel compensation, short-term employee benefits	596,600	517,472	637,536
Annual incentive [Member] | M.J. van Ginneken [Member]
Information on remuneration [Line Items]
Key management personnel compensation, short-term employee benefits	437,920	335,685	362,611
Performance share plans [Member]
Information on remuneration [Line Items]
Key management personnel compensation, share-based payment	5,122,916	3,944,464	3,973,486
Performance share plans [Member] | F.A. van Houten [Member]
Information on remuneration [Line Items]
Key management personnel compensation, share-based payment	2,874,467	2,235,166	2,319,460
Performance share plans [Member] | A. Bhattacharya [Member]
Information on remuneration [Line Items]
Key management personnel compensation, share-based payment	1,295,996	995,483	942,220
Performance share plans [Member] | M.J. van Ginneken [Member]
Information on remuneration [Line Items]
Key management personnel compensation, share-based payment	952,453	713,815	711,806
Restricted shares [Member]
Information on remuneration [Line Items]
Key management personnel compensation, share-based payment	0	0	783
Restricted shares [Member] | F.A. van Houten [Member]
Information on remuneration [Line Items]
Key management personnel compensation, share-based payment	0	0	588
Restricted shares [Member] | A. Bhattacharya [Member]
Information on remuneration [Line Items]
Key management personnel compensation, share-based payment	0	0	129
Restricted shares [Member] | M.J. van Ginneken [Member]
Information on remuneration [Line Items]
Key management personnel compensation, share-based payment	0	0	66
Pension allowances [Member]
Information on remuneration [Line Items]
Key management personnel compensation, post-employment benefits	957,849	960,076	923,214
Pension allowances [Member] | F.A. van Houten [Member]
Information on remuneration [Line Items]
Key management personnel compensation, post-employment benefits	565,922	559,052	537,181
Pension allowances [Member] | A. Bhattacharya [Member]
Information on remuneration [Line Items]
Key management personnel compensation, post-employment benefits	233,126	230,006	217,823
Pension allowances [Member] | M.J. van Ginneken [Member]
Information on remuneration [Line Items]
Key management personnel compensation, post-employment benefits	158,800	171,018	168,210
Pension scheme costs [Member]
Information on remuneration [Line Items]
Key management personnel compensation, post-employment benefits	81,004	79,140	77,124
Pension scheme costs [Member] | F.A. van Houten [Member]
Information on remuneration [Line Items]
Key management personnel compensation, post-employment benefits	27,001	26,380	25,708
Pension scheme costs [Member] | A. Bhattacharya [Member]
Information on remuneration [Line Items]
Key management personnel compensation, post-employment benefits	27,001	26,380	25,708
Pension scheme costs [Member] | M.J. van Ginneken [Member]
Information on remuneration [Line Items]
Key management personnel compensation, post-employment benefits	€ 27,001	€ 26,380	€ 25,708